QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 323,462	$ 313,042	$ 388,102	$ 305,913	$ 328,391	$ 322,126	$ 396,479	$ 327,288	$ 349,198	$ 1,335,448	$ 1,395,091	$ 1,341,163
Operating margin	46,379	8,623	81,412	38,550	49,384	24,524	69,603	34,098	53,652	177,969	181,877	188,588
Net margins attributable to the Association	$ 17,533	$ (21,299)	$ 48,302	$ 6,284	$ 20,126	$ (4,099)	$ 40,451	$ 3,373	$ 24,511	$ 53,413	$ 64,236	$ 72,912